Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

Intangible asset, net consisted of the following:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Software	1,438,174	1,438,175	206,498
Less: accumulated depreciation	(517,266)	(680,216)	(97,668)
Intangible asset, net	920,908	757,959	108,830

Amortization expense was RMB124,686, RMB143,818 and RMB162,950 (US$23,397) for the years ended December 31, 2020, 2021 and 2022, respectively.